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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended  December 31, 2009
                                               ------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                                  THE CYPRESS FUNDS LLC
                                          ------------------------------------
   Address of Principal Executive Office: 865 S. Figueroa St., Suite 700
                                          ------------------------------------
                                          Los Angeles, CA 90017
                                          ------------------------------------

Form 13F File Number: 28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         ----------------------------------------------------
Title:   Chief Operating Officer
         ----------------------------------------------------
Phone:   (213) 891-6375
         ----------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert Miller        Los Angeles, California   February 11, 2010
   --------------------------   -----------------------   -----------------
           [Signature]                [City, State]            [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   17
                                        --------------------

Form 13F Information Table Value Total: $            233,562
                                        --------------------
                                            (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
---       --------------------         --------------------

1         28-10954                     Peak Investments LLC

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

         COLUMN 1               COLUMN 2  COLUMN3     COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
       NAME OF ISSUER           TITLE OF                                                                      VOTING AUTHORITY
                                CLASS      CUSIP        VALUE   SHRS OR      SH/ PUT/ INVESTMENT OTHER     SOLE     SHARED   NONE
                                CLASS                  (x$1000) PRN AMT      PRN CALL DISCRETION MANAGERS
---------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION     Common     060505104     17,138  1,138,000   SH        Other      1                Shared
DEXCOM INC                      Common     252131107     12,912  1,600,000   SH        Other      1                Shared
EMERSON ELECTRIC CO             Common     291011104      8,605    202,000   SH        Other      1                Shared
EZCORP INC                      Class A
                                non-voting 302301106     10,423    606,000   SH        Other      1                Shared
FORD MOTOR CORP                 Common     345370860     27,740  2,774,000   SH        Other      1                Shared
FIFTH STREET FINANCE CORP       Common     31678A103      9,996    930,700   SH        Other      1                Shared
FREEPORT MCMORAN COPPER & GOLD  Common     35671D857     13,890    173,000   SH        Other      1                Shared
FREEPORT MCMORAN COPPER & GOLD Pfd Conv    35671D782     13,341    116,000   SH        Other      1                Shared
GOLDMAN SACHS GROUP INC         Common     38141G104     15,027     89,000   SH        Other      1                Shared
INTERNATIONAL BUSINESS
MACHINE CORP                    Common     459200101     14,792    113,000   SH        Other      1                Shared
JPMORGAN & CHASE & CO           Common     46625H100     35,753    858,000   SH        Other      1                Shared
MANNKIND CORPORATION            Common     56400P201      3,942    450,000   SH        Other      1                Shared
MCMORAN EXPLORATION CO          Common     582411104      2,679    334,000   SH        Other      1                Shared
OCCIDENTAL PETROLEUM CORP       Common     674599105     12,853    158,000   SH        Other      1                Shared
PARKER HANNIFIN CORP            Common     701094104      6,196    115,000   SH        Other      1                Shared
STATE STREET CORPORATION        Common     857477103     23,059    529,600   SH        Other      1                Shared
TRANSOCEAN LTD                 REG SHS     H8817H100      5,216     63,000   SH        Other      1                Shared

                                                       --------
                                                        233,562
                                                       --------